Intangible assets, net - Estimated future amortization of intangibles (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Intangible assets, net
2019 (excluding the nine months ended September 30, 2019)	$ 275,274	$ 1,101,095
2020	1,092,762	1,092,762
2021	1,076,095	1,076,095
2022	1,076,095	1,076,095
2023	1,076,095	1,076,095
Thereafter	4,137,016	4,125,588
Finite-Lived Intangible Assets, Net	$ 8,733,337	$ 9,547,730